Label	Element	Value
Document And Entity Information Elements	ck0000890540_DocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 14, 2016
Registrant Name	dei_EntityRegistrantName	Advisors' Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 14, 2016
Document Effective Date	dei_DocumentEffectiveDate	Apr. 14, 2016
Prospectus Date	rr_ProspectusDate	Apr. 14, 2016